Vessels (Tables)	6 Months Ended
Jun. 30, 2014
Vessels (Abstract)
Vessels (Table Text Block)
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2013	$1,136,444	$(176,894)	$959,550
Acquisition and improvements	308,141	-	308,141
Disposals	(48,033).	-	(48,033).
Depreciation for the period	-	(42,839).	(42,839).
Balance as at December 31, 2013	1,396,552	(219,733)	1,176,819
Acquisition and improvements	183	-	183
Depreciation for the period	-	(28,471).	(28,471).
Balance as at June 30, 2014	$1,396,735	$(248,204).	$1,148,531